PREPAID LEASES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Lease expense attributable to future periods is as follows:

Twelve months ending June 30:
2016	$4,524,572
2017	4,524,572
2018	4,524,572
2019	4,524,572
2020	4,524,572
Thereafter	11,319,859
$33,942,719

Lease expense attributable to future periods is as follows:

Twelve months ended September 30:
2015	$3,181,613
2016	3,780,349
2017	3,780,349
2018	3,780,349
2019	3,780,349
Thereafter	8,838,297
$27,141,306